UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   12-31-10

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            02-08-11

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              41

Form 13F Information Table Value Total:                          414,749
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




                                      FORM 13F INFORMATION TABLE

                                                                  SHRS OR
                                                                  PRN AMT;
                                TITLE                             SH/PRN;
        NAME OF ISSUE          OF CLASS     CUSIP     (X$1000)   PUT/CALL    DISCRETION MANAGERS      VOTING AUTHORITY
                                                                                                    SOLE   SHARED  NONE
Affiliated Managers Group        Com       008252108    18,153   182,961SH    SOLE      N/A        148,166  0    34,795
American Cap Ltd                 Com       02503Y103     3,689   487,948SH    SOLE      N/A        383,487  0   104,461
Ares Cap Corp                    Com       04010L103    13,194   800,587SH    SOLE      N/A        650,377  0   150,210
Berkshire Hathaway Inc Del    Cl B New     084670702    17,759   221,682SH    SOLE      N/A        180,782  0    40,900
Best Buy Inc                     Com       086516101    11,047   322,178SH    SOLE      N/A        263,038  0    59,140
Barrett Bill Corp                Com       06846N104     6,658   161,878SH    SOLE      N/A        133,118  0    28,760
Brookfield Asset Mgmt Inc   Cl A Ltd Vt S  112585104    15,033   451,573SH    SOLE      N/A        368,983  0    82,590
BT Group PLC                     Adr       05577E101    10,128   354,871SH    SOLE      N/A        291,231  0    63,640
Canadian Natl Ry Co              Com       136375102    14,187   213,442SH    SOLE      N/A        175,437  0    38,005
Cemex Sab De Cv             Spon ADR New   151290889     6,428   600,167SH    SOLE      N/A        494,683  0   105,484
Exxon Mobile Corp                Com       30231G102     4,086    55,882SH    SOLE      N/A         47,052  0     8,830
Fidelity National Financial     Cl A       31620R105     8,697   635,713SH    SOLE      N/A        518,698  0   117,015
General Growth Pptys Inc Ne      Com       370023103     7,238   467,556SH    SOLE      N/A        386,546  0    81,010
HCC Ins Hldgs Inc                Com       404132102    22,743   785,860SH    SOLE      N/A        647,980  0   137,880
Helmerich & Payne Inc            Com       423452101    14,471   298,489SH    SOLE      N/A        243,344  0    55,145
Howard Hughes Corp               Com       44267D107     2,457    45,156SH    SOLE      N/A         37,365  0     7,791
Johnson & Johnson                Com       478160104    15,083   243,867SH    SOLE      N/A        198,677  0    45,190
JP Morgan Chase & Co             Com       46625H100    18,301   431,427SH    SOLE      N/A        355,182  0    76,245
Kimberly Clark Corp              Com       494368103     3,520    55,830SH    SOLE      N/A         47,040  0     8,790
Kimco Realty Corp                Com       49446R109     4,569   253,296SH    SOLE      N/A        208,984  0    44,312
Lender Processing Svcs Inc       Com       52602E102     5,163   174,894SH    SOLE      N/A        145,723  0    29,171
Level 3 Communications Inc       Com       52729N100     4,726 4,822,206SH    SOLE      N/A      3,858,046  0   964,160
Lockheed Martin Corp             Com       539830109     3,182    45,510SH    SOLE      N/A         38,410  0     7,100
Markel Corp                      Com       570535104     7,925    20,959SH    SOLE      N/A         17,118  0     3,841
Medtronic Inc                    Com       585055106     7,389   199,211SH    SOLE      N/A        161,601  0    37,610
Meredith Corp                    Com       589433101     2,089    60,279SH    SOLE      N/A         50,239  0    10,040
Mohawk Inds Inc                  Com       608190104     4,798    84,527SH    SOLE      N/A         66,932  0    17,595
NextEra Energy Inc               Com       65339F101    10,891   209,490SH    SOLE      N/A        172,130  0    37,360
Nucor Corp                       Com       670346105    10,805   246,574SH    SOLE      N/A        199,664  0    46,910
Posco                       Sponsored ADR  693483109     8,112    75,323SH    SOLE      N/A         61,047  0    14,276
Radian Group Inc                 Com       750236101     6,332   784,582SH    SOLE      N/A        632,282  0   152,300
Reliance Steel & Aluminum C      Com       759509102     7,922   155,025SH    SOLE      N/A        126,005  0    29,020
Sprint Nextel Corp            Com Ser 1    852061100     6,838 1,616,495SH    SOLE      N/A      1,313,485  0   303,010
Sysco Corp                       Com       871829107    15,181   516,374SH    SOLE      N/A        420,149  0    96,225
Taiwan Semiconductor Mfg Lt Sponsored ADR  874039100     8,679   692,087SH    SOLE      N/A        577,367  0   114,720
TEVA Pharmaceutical Inds Lt      Adr       881624209    18,254   350,158SH    SOLE      N/A        287,348  0    62,810
Texas Instrs Inc                 Com       882508104     5,478   168,545SH    SOLE      N/A        135,485  0    33,060
TJX Cos Inc New                  Com       872540109    14,046   316,423SH    SOLE      N/A        256,867  0    59,556
United Technologies Corp         Com       913017109    15,846   201,296SH    SOLE      N/A        164,661  0    36,635
Wal Mart Stores Inc              Com       931142103    16,323   302,679SH    SOLE      N/A        246,969  0    55,710
Wells Fargo & Co New             Com       949746101    17,329   559,187SH    SOLE      N/A        455,312  0   103,875
